Schedule of Investments

ARK Innovation ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.6%

Automobiles - 9.1%
Tesla, Inc.*	3,082,407	$701,370,889

Biotechnology - 22.5%
Beam Therapeutics, Inc.*†	6,304,320	277,768,339
CRISPR Therapeutics AG (Switzerland)*†	5,669,454	296,739,222
Exact Sciences Corp.*†	11,225,550	390,424,629
Fate Therapeutics, Inc.*†	7,116,257	148,872,097
Intellia Therapeutics, Inc.*†	6,640,849	350,504,010
Twist Bioscience Corp.*†	3,965,125	130,175,054
Veracyte, Inc.*†	5,057,233	101,700,956
Verve Therapeutics, Inc.*	867,096	32,689,519
Total Biotechnology		1,728,873,826

Capital Markets - 7.4%
Coinbase Global, Inc., Class A*	4,842,263	320,799,924
Robinhood Markets, Inc., Class A*	21,331,593	249,153,006
Total Capital Markets		569,952,930

Chemicals - 3.1%
Ginkgo Bioworks Holdings, Inc.*†	85,385,419	233,102,194

Diversified Consumer Services - 0.5%
2U, Inc.*†	6,364,869	39,398,539

Entertainment - 10.4%
ROBLOX Corp., Class A*	6,527,573	292,043,616
Roku, Inc.*†	9,132,303	507,208,109
Total Entertainment		799,251,725

Health Care Equipment & Supplies - 0.6%
Cerus Corp.*†	11,551,603	42,278,867

Health Care Providers & Services - 0.6%
Invitae Corp.*†	18,675,068	48,181,675

Health Care Technology - 4.5%
Teladoc Health, Inc.*†	11,648,337	345,256,709

Hotels, Restaurants & Leisure - 3.3%
DraftKings, Inc., Class A*	15,849,104	250,415,843

IT Services - 13.0%
Block, Inc.*	5,981,688	359,319,998
Shopify, Inc., Class A (Canada)*	8,839,803	302,586,457
Twilio, Inc., Class A*	4,515,306	335,803,307
Total IT Services		997,709,762

Life Sciences Tools & Services - 2.7%
10X Genomics, Inc., Class A*	3,198,323	86,930,419
Berkeley Lights, Inc.*	348,569	773,823
Pacific Biosciences of California, Inc.*†	14,456,285	122,011,045
Total Life Sciences Tools & Services		209,715,287

Road & Rail - 0.4%
TuSimple Holdings, Inc., Class A*	8,130,527	27,887,707

Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.	699,109	94,358,742

Software - 20.3%
Materialise NV (Belgium)*†(a)	3,847,353	40,743,468
PagerDuty, Inc.*†	8,066,421	201,176,540
UiPath, Inc., Class A*†	27,628,980	349,506,597
Unity Software, Inc.*	8,309,121	245,119,070
Zoom Video Communications, Inc., Class A*	8,613,748	718,731,133
Total Software		1,555,276,808
Total Common Stocks
(Cost $20,566,494,704)		7,643,031,503
MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (b)
(Cost $28,574,864)	28,574,864	28,574,864
Total Investments–100.0%
(Cost $20,595,069,568)		7,671,606,367
Other Assets in Excess of Liabilities–0.0%(c)		1,796,368
Net Assets–100.0%		$7,673,402,735

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2022.
(c)	Less than 0.05%

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022

Common Stocks — 47.2%
Biotechnology — 22.1%
Beam Therapeutics, Inc.
425,310,301	119,015,917	(148,805,640)	(321,482)	(117,430,757)	–	–	6,304,320	277,768,339
CRISPR Therapeutics AG
475,632,825	131,846,649	(188,062,275)	(19,484,643)	(103,193,334)	–	–	5,669,454	296,739,222
Exact Sciences Corp.
453,419,254	192,604,855	(155,646,874)	1,521,579	(101,474,185)	–	–	11,225,550	390,424,629
Fate Therapeutics, Inc.
218,139,689	79,290,584	(83,182,705)	(21,874,437)	(43,501,034)	–	–	7,116,257	148,872,097
Intellia Therapeutics, Inc.
430,810,590	152,892,033	(155,996,164)	(7,677,215)	(69,525,234)	–	–	6,640,849	350,504,010
Twist Bioscience Corp.
178,879,891	54,029,962	(62,568,222)	6,650,677	(46,817,254)	–	–	3,965,125	130,175,054
Veracyte, Inc.
137,390,204	34,364,568	(40,312,857)	(1,056,524)	(28,684,435)	–	–	5,057,233	101,700,956
Chemicals — 3.0%
Ginkgo Bioworks Holdings, Inc.
200,265,720	129,918,575	(87,716,329)	9,973,708	(19,339,480)	–	–	85,385,419	233,102,194
Diversified Consumer Services — 0.5%
2U, Inc.
64,267,072	15,544,997	(17,889,554)	(1,918,881)	(20,605,095)	–	–	6,364,869	39,398,539
Entertainment — 6.6%
Roku, Inc.
597,014,440	223,953,718	(234,525,011)	2,153,108	(81,388,146)	–	–	9,132,303	507,208,109
Health Care Equipment & Supplies — 0.6%
Cerus Corp.
64,337,431	16,454,479	(19,270,656)	(507,985)	(18,734,402)	–	–	11,551,603	42,278,867
Health Care Providers & Services — 0.6%
Invitae Corp.
35,214,655	25,351,635	(23,489,409)	15,851	11,088,943	–	–	18,675,068	48,181,675
Signify Health, Inc. ^
228,647,398	35,405,697	(394,871,541)	75,598,078	55,220,368	–	–	–	–
Health Care Technology — 4.5%
Teladoc Health, Inc.
439,542,710	138,583,453	(146,678,933)	(4,782,128)	(81,408,393)	–	–	11,648,337	345,256,709
Life Sciences Tools & Services — 1.6%
Berkeley Lights, Inc. ^
18,250,247	3,207,184	(15,879,009)	(138,857,178)	134,052,579	–	–	348,569	773,823
Compugen Ltd. ^
9,521,030	456,284	(8,458,001)	(51,068,846)	49,549,533	–	–	–	–
Pacific Biosciences of California, Inc.
61,525,177	37,552,103	(35,014,832)	1,988,445	55,960,152	–	–	14,456,285	122,011,045
Road & Rail — 0.0%
TuSimple Holdings, Inc. ^
107,440,372	34,493,286	(44,684,639)	(118,971,229)	49,609,917	–	–	8,130,527	27,887,707
Software — 7.7%
Materialise NV
59,636,430	16,601,647	(21,698,481)	(9,999,488)	(3,796,640)	–	–	3,847,353	40,743,468
PagerDuty, Inc.
215,727,928	69,670,578	(78,422,848)	(157,876)	(5,641,242)	–	–	8,066,421	201,176,540

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2022 (Unaudited)

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022
UiPath, Inc.
413,196,381	200,036,903	(147,513,376)	3,557,493	(119,770,804)	–	–	27,628,980	349,506,597
$4,834,169,745	$1,711,275,107	$(2,110,687,356)	$(275,218,973)	$(505,828,943)	$–	$–	251,214,522	$3,653,709,580

^	As of October 31, 2022, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$7,643,031,503	$–	$–	$7,643,031,503
Money Market Fund	28,574,864	–	–	28,574,864
Total	$7,671,606,367	$–	$–	$7,671,606,367

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.